Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases [Abstract]
Disclosure of additional information about leasing activities for lessee	Information about leases for which the Company is a lessee is presented below.
(a)    Right-of-use assets

	Buildings	Vehicles	Machinery and Equipment	Total
Balance at December 31, 2019	$7.1	$13.5	$22.7	$43.3
Additions	7.6	2.2	0.6	10.4
Depreciation charge for the year	(1.3)	(10.3)	(9.2)	(20.8)
Balance at December 31, 2020	$13.4	$5.4	$14.1	$32.9

	Buildings	Vehicles	Machinery and Equipment	Total
Balance at January 1, 2019	$5.3	$17.0	$19.2	$41.5
Additions	2.9	8.0	15.3	26.2
Depreciation charge for the year	(1.1)	(7.0)	(9.1)	(17.2)
Net right-of-use assets reclassified to assets held for sale	—	(4.5)	(2.7)	(7.2)
Balance at December 31, 2019	$7.1	$13.5	$22.7	$43.3

(b)    Lease liabilities

	2020	2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	$11.7	$19.6
Two to three years	17.4	20.0
Four to five years	9.7	9.6
More than five years	15.2	1.6
Total undiscounted lease liabilities at December 31	$54.0	$50.8
Lease liabilities included in the balance sheet at December 31 (Note 26)	$35.2	$43.5
Current	$12.9	$15.5
Non-current	$22.3	$28.0
(c)    Amounts recognized in net earnings

	2020	2019
Depreciation expense on right-of-use assets	$20.8	$17.2
Interest expense on lease liabilities (Note 12)	$3.5	$4.4
Variable lease payments not included in the measurement of lease liabilities (i)	$61.2	$73.8
Expenses relating to short-term leases	$13.7	$32.9
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$0.9	$1.9
(i)Certain of the equipment leases in which the Company is the lessee contain variable lease payment terms that are linked to the usage of the equipment (i.e. tonnes mined), either for the contract as a whole or only when a fixed minimum is exceeded. Variable payment terms are used to link rental payments to usage and reduce fixed costs. The Company expects the level of variable lease payments to remain broadly consistent in future years.

(d)    Amounts recognized in the consolidated statement of cash flows

	2020	2019
Included within cash flows from operating activities	$79.3	$113.1
Included within cash flows used in financing activities	17.1	16.8
Total cash outflow for leases	$96.4	$129.9